CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss) attributable to TAT Technologies Ltd. shareholders	$ 2,822		$ (1,714)		$ (1,030)
Net loss from discontinued operations	2,429		1,147		548
Net income (loss) from continuing operations	5,251		(567)		(482)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	1,859	[1]	1,906	[1]	2,618	[1]
Exchange differentials of loans	23		16		(19)
Write down of inventory	67				2,500
Impairment of goodwill, intangible assets and other long lived assets					2,965
Gain on sale of property and equipment	(20)		(12)		(190)
Loss (gain) from change in fair value of derivatives	(27)		(399)		372
Interest from short-term bank deposits and restricted deposits	(11)		(48)
Provision for doubtful accounts	17		258		31
Share in results of affiliated company and impairment of share in affiliated company	(1,025)		3,756		(331)
Gain from dilution of interests in affiliated company					(240)
Share based compensation expenses (income)	3		8		(37)
Liability in respect of employee rights upon retirement	286		396		(86)
Deferred income taxes, net	71		1,712		(863)
Changes in operating assets and liabilities:
Amounts due to (from) related parties, net	(63)		711		(674)
Increase in trade accounts receivable	(1,001)		(979)		(1,717)
Decrease in other accounts receivable, prepaid expenses and other	1,195		266		1,161
Decrease (increase) in inventories, net	659		(2,908)		(2,021)
Increase (decrease) in trade accounts payable	278		581		(82)
Increase (decrease) in other accounts payable and accrued expenses	(417)		1,197		(1,498)
Increase (decrease) in other long-term liabilities	58		(2)
Net cash provided by operating activities	7,203		5,892		1,407
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of marketable securities			1,900		50
Funds in respect of employee rights upon retirement	(48)		(457)		103
Proceeds from sale of property and equipment	51		50		217
Purchase of property and equipment	(2,240)		(2,147)		(2,953)
Investment in short-term deposit			(10,000)
Proceeds released from restricted deposits	2,307		947		1,822
Net cash provided by (used in) investing activities	70		(9,707)		(761)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of long-term loans	(2,286)		(776)		(3,021)
Proceeds from long-term loans received					674
Dividend paid			(2,500)
Repayments of short-term loans	(719)		(4,542)		(796)
Short-term credit received from a bank	26		627		2,645
Repurchase of treasury shares			(70)
Exercise of options	43
Net cash used in financing activities	(2,936)		(7,261)		(498)
CASH FLOWS FROM DISCONTINUED OPERATIONS:
Cash provided by operating activities of discontinued operations	685		2,054		148
Cash provided by (used in) investing activities of discontinued operations	(31)		(226)		272
Cash used in financing activities of discontinued operations	(304)		(285)		(351)
Effect of exchange rate changes on cash and cash equivalents of discontinued operations	164		90		(29)
Net cash provided by discontinued operations	514		1,633		40
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	4,851		(9,443)		188
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	17,786		27,229		27,041
CASH AND CASH EQUIVALENTS AT END OF YEAR	22,637		17,786		27,229
Cash and cash equivalents	2,823		2,309		676
CASH AND CASH EQUIVALENTS AT END OF YEAR	19,814		17,786
Supplementary information on investing activities not involving cash flows:
Purchase of property and equipment on credit	590
Supplemental disclosure of cash flow information:
Interest paid	(89)		(209)		(184)
Income taxes paid	(961)		(813)		(966)
Income taxes refunds	$ 1,383		$ 780		$ 1,793

[1]	Excluding discontinued operations for each of the years ended on December 31, 2013, 2012 and 2011.